Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 140,400		SFr 113,600
Offsetting	(129,700)		(103,800)
of which counterparty netting	(103,700)		(83,200)
of which cash collateral netting	(26,000)		(20,600)
Total net derivatives subject to enforceable master netting agreements	10,700		9,800
Total derivatives not subject to enforceable master netting agreements	4,700		3,700
Total net derivatives presented in the consolidated balance sheets	15,400		13,500
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	33,300		28,000
Securities sold under repurchase agreements, offsetting	(12,100)		(11,400)
Securities sold under repurchase agreements, net	21,200		16,600
Securities lending transactions, gross	4,900		5,500
Securities lending transactions, offsetting	0		0
Securities lending transactions, net	4,900		5,500
Obligation to return securities received as collateral, at fair value, gross	41,400		39,000
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	41,400		39,000
Total subject to enforceable master netting agreements, gross	79,600		72,500
Total subject to enforceable master netting agreements, offsetting	(12,100)		(11,400)
Total subject to enforceable master netting agreements, net	67,500		61,100
Total not subject to enforceable master netting agreements	5,600		2,000
Total, gross	85,200		74,500
Total, net	73,100		63,100
of which reported at fair value	17,379	SFr 24,271	10,715
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,700		9,800
Derivatives, financial instruments	2,100		1,700
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	8,600		8,100
Securities sold under repurchase agreements, net	21,200		16,600
Securities sold under repurchase agreements, financial instruments	21,200		16,600
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	4,900		5,500
Securities lending transactions, financial instruments	4,400		4,500
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	500		1,000
Obligation to return securities received as collateral, at fair value, net	41,400		39,000
Obligation to return securities received as collateral, financial instruments	35,300		33,000
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	6,100		6,000
Total financial liabilities subject to enforceable master netting agreements, net	78,200		70,900
Total financial liabilities subject to enforceable master netting agreements, financial instruments	63,000		55,800
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	15,200		15,100
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	15,400		13,500
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(12,100)		(11,400)
Total, gross	42,700		34,300
Total, net	30,600		22,900
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	42,500		40,200
Total, net	42,500		40,200
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,300		6,200
Offsetting	(5,800)		(5,300)
Total net derivatives subject to enforceable master netting agreements	500		900
Amounts not offset in the consolidated balance sheets
Derivatives, net	500		900
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	123,800		102,200
Offsetting	(114,900)		(93,600)
Total net derivatives subject to enforceable master netting agreements	8,900		8,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,900		8,600
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,300		5,200
Offsetting	(9,000)		(4,900)
Total net derivatives subject to enforceable master netting agreements	1,300		300
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,300		300
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	84,100		65,100
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,400		3,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	78,200		61,900
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500		200
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	27,200		25,600
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300		200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,900		25,400
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,600		15,400
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,900		10,400
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,700		5,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,400		7,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600		3,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,800		4,000
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,100		500
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,000		500
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100		0
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	140,400		113,600
Offsetting	(129,700)		(103,800)
of which counterparty netting	(103,600)		(83,200)
of which cash collateral netting	(26,100)		(20,600)
Total net derivatives subject to enforceable master netting agreements	10,700		9,800
Total derivatives not subject to enforceable master netting agreements	4,700		3,700
Total net derivatives presented in the consolidated balance sheets	15,400		13,500
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	33,400		28,100
Securities sold under repurchase agreements, offsetting	(12,100)		(11,400)
Securities sold under repurchase agreements, net	21,300		16,700
Securities lending transactions, gross	4,900		5,500
Securities lending transactions, offsetting	0		0
Securities lending transactions, net	4,900		5,500
Obligation to return securities received as collateral, at fair value, gross	41,400		39,000
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	41,400		39,000
Total subject to enforceable master netting agreements, gross	79,700		72,600
Total subject to enforceable master netting agreements, offsetting	(12,100)		(11,400)
Total subject to enforceable master netting agreements, net	67,600		61,200
Total not subject to enforceable master netting agreements	5,600		2,000
Total, gross	85,300		74,600
Total, net	73,200		63,200
of which reported at fair value	17,473		10,823
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,700		9,800
Derivatives, financial instruments	2,100		1,700
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	8,600		8,100
Securities sold under repurchase agreements, net	21,300		16,700
Securities sold under repurchase agreements, financial instruments	21,300		16,700
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	4,900		5,500
Securities lending transactions, financial instruments	4,400		4,500
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	500		1,000
Obligation to return securities received as collateral, at fair value, net	41,400		39,000
Obligation to return securities received as collateral, financial instruments	35,300		33,000
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	6,100		6,000
Total financial liabilities subject to enforceable master netting agreements, net	78,300		71,000
Total financial liabilities subject to enforceable master netting agreements, financial instruments	63,100		55,900
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	15,200		15,100
Bank | Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	15,400		13,500
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(12,100)		(11,400)
Total, gross	42,800		34,400
Total, net	30,700		23,000
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	42,500		40,200
Total, net	42,500		40,200
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,300		6,200
Offsetting	(5,800)		(5,300)
Total net derivatives subject to enforceable master netting agreements	500		900
Amounts not offset in the consolidated balance sheets
Derivatives, net	500		900
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	123,800		102,200
Offsetting	(114,900)		(93,600)
Total net derivatives subject to enforceable master netting agreements	8,900		8,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,900		8,600
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,300		5,200
Offsetting	(9,000)		(4,900)
Total net derivatives subject to enforceable master netting agreements	1,300		300
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,300		300
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	84,200		65,100
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,400		3,000
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	78,300		61,900
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500		200
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	27,100		25,600
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300		200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,800		25,400
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,600		15,400
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,900		10,400
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,700		5,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,400		7,000
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600		3,000
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,800		4,000
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,100		500
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,000		500
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 100		SFr 0